Schedule I - Additional Information of Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Expenses and income (loss)
Selling and marketing expenses	¥ (1,206,649)	$ (189,350)	¥ (740,542)	¥ (566,792)
General and administrative expenses	(433,629)	(68,046)	(177,542)	(140,874)
Interest income	8,370	1,313	9,321	7,813
Interest expense	(16,778)	(2,633)	(21,090)	(12,397)
Other income (loss), net	(50,367)	(7,904)	(39,866)	3,581
Net loss	(816,547)	(128,135)	(470,618)	(704,888)
Accretion of convertible redeemable preferred shares	(508,627)	(79,815)	(1,304,498)	(877,999)
Net loss attributable to ordinary shareholders of the Company	(1,325,174)	(207,950)	(1,775,116)	(1,582,887)
Parent Company
Expenses and income (loss)
Selling and marketing expenses	(28)	(4)
General and administrative expenses	(7,228)	(1,134)	(1,000)
Interest income	82	13	6	1,929
Interest expense	(4,238)	(665)
Other income (loss), net	(43,287)	(6,793)	(19,844)	3,971
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(761,848)	(119,552)	(449,780)	(710,788)
Net loss	(816,547)	(128,135)	(470,618)	(704,888)
Accretion of convertible redeemable preferred shares	(508,627)	(79,815)	(1,304,498)	(877,999)
Net loss attributable to ordinary shareholders of the Company	¥ (1,325,174)	$ (207,950)	¥ (1,775,116)	¥ (1,582,887)